Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index-net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	15.21%	8.53%
Custom Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.94%	18.03%	9.85%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	19.80%	9.08%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.23%	18.47%	8.31%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	15.64%	7.13%